Right-of-Use Assets and Operating Lease Liabilities (Details) - m²	Nov. 30, 2024	Nov. 30, 2023
Leases [Abstract]
Lease area square feet	1,530
Weighted-average remaining lease terms	3 months 18 days	1 year 3 months 18 days
Weighted-average discount rate, percentage	3.125%	3.125%